Derivatives (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Estimated Fair Value Assets	$ 8,146	$ 7,104
Estimated Fair Value Liabilities	3,428	2,732
Maximum Amount of Future Payments under Credit Default Swaps	6,577	7,419
Estimated Fair Value of Credit Default Swaps	40	125
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives gains (losses)	418	(170)	$ 135
Derivative Instrument Detail [Abstract]
Net amounts reclassified into net derivatives gains (losses) on discontinued cash flow hedges	$ 14	$ (14)	0
Hedging exposure to variability in future cash flows for specific length of time	5 years	6 years
Accumulated Other Comprehensive Income Loss	$ 2,200	$ 1,600
Deferred net gains (losses) expected to be reclassified to earnings	93
Potential future recoveries available to offset maximum amount of future payments under credit default swaps	70	60
Excess cash collateral received on derivatives	17	0
Excess cash collateral provided on derivatives	58	31
Securities collateral received which the company is permitted to sell or repledge, amount that has been sold or repledged	0
Over the Counter [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Excess securities collateral received on derivatives	71	243
Derivative, Collateral, Right to Reclaim Securities	81	57
Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Collateral, Right to Reclaim Securities	15	17
Exchange Cleared [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Collateral, Right to Reclaim Securities	239	155
Hedge Funds [Member]
Derivatives, Fair Value [Line Items]
Maximum Amount of Future Payments under Credit Default Swaps	20	15
Estimated Fair Value of Credit Default Swaps	(2)	1
Nonperformance Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives gains (losses)	29	14	(42)
Ceded Guaranteed Minimum Benefit | Nonperformance Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives gains (losses)	(4)	(9)	$ 125
Derivative [Member]
Derivatives, Fair Value [Line Items]
Assets Transferred From Affiliates, Estimated Fair Value	740
Liabilities Transferred From Affiliates Estimated Fair Value	754
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Estimated Fair Value Assets	146	143
Estimated Fair Value Liabilities	$ 24	$ 42